Balance Sheet Detail (Details) - Schedule of Accrued Expenses and Other - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses & Other:
Accrued wages and employee benefits	$ 469	$ 506
Professional fees, legal and consulting	514	1,252
Insurance		340
Accrued taxes	14	190
Accrued inventory		233
Financing liability	330
Warranty accrual	39	29
Other	451	353
Total	$ 1,817	$ 2,903